other operating income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
other operating income
Government assistance, including deferral account amortization		CAD 32	CAD 36
Investment income, gain on disposal of assets and other		44	37
Change in business combination-related accrued receivable		26
Interest income			1
Total		102	74
Subsidy receipts		CAD 19	20
Contribution expense rate		0.60%
Interim contribution expense rate	0.54%
Contributions to the central fund		CAD 27	23
Quebec employment positions tax credit		CAD 7	CAD 6